Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Activity From Outstanding Instruments Related To Business Acquisition	The below table shows the conversion of Old Hippo’s outstanding instruments on the date of the Closing that were converted, exercised, or issued as stock consideration.

Description	Balance outstanding prior to the Business Combination	Exchange Ratio	Post Conversion Balances
Old Hippo common stock	15,940,914	6.95433	110,858,374
Old Hippo convertible preferred stock	43,985,178	6.95433	305,887,443
Old Hippo convertible promissory notes	6,247,807	6.95433	43,449,312
Old Hippo preferred stock warrants	2,494,116	6.95433	17,344,906
Old Hippo common stock warrants	3,911,610	6.95433	27,202,571

			504,742,606
Less: Repurchase of common stock			(9,500,000)

Net Old Hippo shares consideration			495,242,606

Stock Warrants Outstanding
The following common stock warrants were outstanding as of December 31, 2020:

Issue Date	Exercise Price Per Share	Number of Warrants	Expiration Date	Outstanding as of December 31, 2020
December 11, 2017	$0.01	4,738,051	December 31, 2022	4,738,051
February 19, 2018	$0.01	4,738,051	August 19, 2022	4,738,051

Share-based Payment Arrangement, Option, Activity
The following table summarizes option activity under the plans:

	Options Outstanding		Weighted-Average Remaining Contract Term (In Years)	Aggregate Intrinsic Value (In Millions)
	Number of Shares	Weighted Average Exercise Price
Outstanding as of January 1, 2021	72,205,242	$0.70	8.90	$108.9
Granted	9,686,589	4.81
Exercised	(22,801,742)	0.33
Cancelled/Expired	(11,551,163)	2.05

Outstanding as of December 31, 2021	47,538,926	$1.39	8.30	$84.8

Vested and exercisable as of December 31, 2021	15,919,802	$0.81	7.88	$32.9

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of granted stock options was estimated as of the date of grant using the Black-Scholes-Merton option-pricing model, based on the following inputs:

December 31,
	2021	2020
Expected term (in years)	5.4 - 6.5	5.6 - 6.1
Expected volatility	29.6% - 30.1%	22.6% - 29.9%
Risk-free interest rate	0.6% - 1.4%	0.3% - 1.6%
Expected dividend yield	— %	— %

Schedule of Unvested Restricted Stock Units Roll Forward

	Number of Shares	Weighted Average Grant-Date Fair Value per Share
Unvested and outstanding as of December 31, 2020	—	$—
Granted	28,233,515	3.91
Vested	(187,125)	4.00
Canceled and forfeited	(875,460)	3.97

Unvested and outstanding as of December 31, 2021	27,170,930	3.91

Share-based Payment Arrangement, Expensed and Capitalized, Amount
Total stock-based compensation expense, classified in the accompanying consolidated statements of operations and comprehensive loss was as follows (in millions):

	Year Ended December 31,
	2021	2020
Losses and loss adjustment expenses	$0.6	$0.1
Insurance related expenses	1.1	0.2
Technology and development	6.8	2.4
Sales and marketing	5.0	2.1
General and administrative	10.8	12.4

Total stock-based compensation expense	$24.3	$17.2